LEASES (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020
LEASES
2022	$ 170,489	$ 128,987
2023	117,941	107,662
2024	27,411	73,095
Total Remaining Payments	315,840	309,744
Imputed interest	(20,042)	(19,203)
Total lease liability	$ 295,798	290,000	$ 290,000	$ 132,000
2025		0
2026		$ 0